ACCOUNTS RECEIVABLE	9 Months Ended
Sep. 30, 2025
Accounts Receivable
ACCOUNTS RECEIVABLE

NOTE 4 – ACCOUNTS RECEIVABLE

	September 30, 2025	December 31, 2024
Trades receivables	$115,310	$113,422
Income tax advances	37,379	66,444
Interest receivable	347,377	134,823
Due from shareholders	1,234	1,025
	$501,300	$315,714

FEMTO TECHNOLOGIES INC. (FORMERLY BYND CANNASOFT ENTERPRISES INC.)

Notes to the Condensed Consolidated Interim Financial Statements

For the nine months ended September 30, 2025

(Expressed in Canadian dollars)

(Unaudited)